SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, in which ACG, directly or indirectly, has a controlling financial interest and its variable interest entity and its subsidiary, or the consolidated VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Non-redeemable non-controlling interests are separately presented as a component of equity in the consolidated financial statements.

Basis of presentation	(b)Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of estimates

(c)Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the fair value determinations of identifiable assets acquired and liabilities assumed, the fair values of share-based payments and other equity investments, the collect ability of loan receivable and other receivables, allowance of account receivables, the realizability of deferred income tax liabilities, the estimate for useful lives and residual values of long-lived assets, the recover ability of long-lived assets, goodwill and long-term investments, determination of estimated stand-alone selling prices of performance obligations, variable consideration and measurement of progress towards completion in revenue recognition. Actual results could differ from those estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. In accordance with ASC 250, changes in accounting estimates are recognized in the period of the change and, if applicable, in future periods affected by the change. Management reviews these estimates and assumptions on an ongoing basis and revises them when events or circumstances indicate that the original estimates or assumptions no longer remain appropriate.

Foreign currency
(d)	Foreign currency

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company, ATA Testing Authority (Holdings) Limited (“ATA BVI”), ATA Creativity Global (Hong Kong) Limited (“ACG HK”) (formerly known as Xing Wei Institute (Hong Kong) Limited (“Xing Wei”) and ACG International Group Limited (“ACGIGL”)’s functional currency is USD. The functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiary is RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the line item “Foreign currency exchange gains (losses), net.”

Assets and liabilities of the Company, ATA BVI, ACG HK and ACGIGL are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. Equity accounts other than retained earnings (accumulated deficit) generated in the current period are translated into RMB using the appropriate historical rates. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive income (loss) within equity. Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, the 2025 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD 1.00 = RMB 6.9931, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on December 31, 2025.

Commitments and contingencies
(e)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair value measurements

(f)Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction and principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Management of the Company considers the carrying amount of cash and cash equivalents, accounts receivable, other receivables, accounts payable and other payables to approximate their fair values because of their short-term nature. For borrowings, the fair value is approximated using discounted cash flows, and the Company measures the fair value of borrowings by discounting the future cash flows at the market interest rates applicable to the borrowings.

Revenue recognition

(g)Revenue recognition

The Group’s revenue is primarily generated from portfolio training services, research-based learning services, overseas study counselling services and other educational services through its training centers in China. Revenue is recognized net of Value Added Tax (“VAT”). VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until paid to the tax authorities.

The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes).

The transaction price includes variable consideration where the Company’s performance may result in full or partial return of the service fees based on the final outcome of the performance targets. The Company estimates the transaction price at contract inception based on expected value method, which the Company believes to be better predict with the amount of consideration to which it will be entitled in the contract. In making the estimate of variable consideration, the Company applies judgments which are inherently subjective. This includes the assessment of the final outcome of the performance targets and its historical experience and performance. The amount of estimated variable consideration included in the transaction price is limited only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable condition is subsequently resolved. Management reviews these estimates on a regular basis. Any changes in these factors which affect the estimated variable consideration and revenue recognized are applied prospectively.

For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The Group’s contracts with customers also include promises to transfer multiple services. For these contracts, the Group accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Group does not sell the product or service separately, the Group determines the SSP using information that may include market conditions and other observable inputs. For these contracts with variable consideration, the Group determines that variable consideration is allocated according to the method as described above, because variable consideration is attributable to all of the performance obligations in a contract.

i)	Portfolio training services

Portfolio training services primarily consist of one-on-one or small-group training at the training centers or online platform in which the teachers provide guidance to students to practice observational drawing or other forms of art work and finally compile the selected pieces to form a portfolio.

Individual students select to enroll either in time-based program in which they can take a pre-determined number of hours of training or in a project-based program in which they are guided to complete a portfolio that usually consists of three to five art projects.

Each student enrollment is being distinct and separately identifiable from other student enrollment consider as a single performance obligation to provide training services. The transaction price is either based on time-based program or project-based program to complete a project at contract inception, and is not subject to rebates, returns or other variable consideration. Most students are required to prepay the training program prior to commencement of training.

Revenue is recognized over a period of time based on the number of training hours expended and total hours of training under the contract with the student since the individual student simultaneously receives and consumes the benefits of the portfolio training services as the Group performs. Revenue is recognized at the point of time training hours consumed by students, and the consumption of each training hour is recorded in the system. At the end of the program, the Group will obtain a completion certificate signed and confirmed by the students. While under project-based programs, the number of hours of training required to complete a project is not pre-determined and varies depending on the background and requirements of individual student. The Group reassesses the total hours of training pursuant to each contract of project-based program with individual students on a quarterly basis. Based on the average quarterly basis, any adjustments arising from the changes of estimated training hours are applied prospectively.

The corresponding payment is applied against the student’s prepayment and transit periods typically do not exceed one year. Revenue is presented on a gross basis, as the Company acts as the principal in the transaction. This conclusion is based on the following considerations: i) the Company manages all aspects of the portfolio training services; the Company controls over the training services; and ii) the Company establishes pricing and bears market risk. iii) The Company is primarily responsible for fulfilling the promise to provide training services in meeting student requirement and the primary contact for student service issues, including resolving complaints

ii)	Research-based learning services (formerly known as the educational travel services)

The Group provides educational travel services for individual students to bring them art-related experience by providing integration of both travel and study activities in each educational service contract according to the background of individual students. In 2020, the Group introduced new services under the “research-based learning services”, which mainly consist of domestic educational travel services, academic educational learning services, workshop experience services and transferrable credit courses.

Each student enrollment is being distinct and separately identifiable from other student enrollment consider as a single performance obligation to provide educational travel services. The transaction price is based on the type of educational travel services according to the background of individual students’ requirement at contract inception, and is not subject to rebates or other variable consideration. Most students are required to prepay the educational travel services prior to commencement of travel.

Revenue is recognized when control of the promised service is transferred to customers in an amount of consideration which the Group expects to be entitled to in exchange for those services. Upon completion of the service, the Group recognize revenue based on the course completion confirmation form signed by the student or the confirmation provided via email.

As each student’s educational travel service includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. The corresponding payment is applied against the student’s prepayment and transit periods typically do not exceed one year.

Revenue is presented on a gross basis, as the Company acts as the principal in the transaction. This conclusion is based on the following considerations: i) the Company manages all aspects of the educational travel services; the Company controls over the educational travel services; and ii) the Company establishes pricing and bears market risk. iii) The Company is primarily responsible for fulfilling the promise to provide education travel services in meeting student requirement and the primary contact for student service issues, including resolving complaints

iii)	Overseas study counselling services

The Group provides overseas study counselling services to students who intend to study abroad on the following aspects, including but not limited to, customized timetable for applicants, university and program selection, developing paperwork for applications, interview simulation and enrollment documents preparation.

The Group provides integration and customization of the promised services in each overseas study counselling service contract depending on the background and requirements of the students and aims to deliver a combined output for counselling service to cover both academic and practical aspects during the entire process of application. The promised services are highly interdependent and interrelated and are accounted as one performance obligation, as the promised services in a contract are not distinct within the context of the contract. Since the students simultaneously receive and consume the benefits of these services throughout the service period as the Group performs, revenue relating to the overseas study counselling services is generally recognized based on the Group’s stage of completion or outputs to the satisfaction of its performance obligation over time as work progresses. The Group has the right to recognize revenue when the stage of completion confirmed by the students.

As each student’s overseas study counselling services includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. The corresponding payment is applied against the student’s prepayment and transit periods typically do not exceed one year.

Revenue is presented on a gross basis, as the Company acts as the principal in the transaction. This conclusion is based on the following considerations: i) the Company manages all aspects of the overseas study counselling services; the Company controls over the overseas study counselling services; and ii) the Company establishes pricing and bears market risk. iii) The Company is primarily responsible for fulfilling the promise to provide overseas study counselling services in meeting student requirement and the primary contact for student service issues, including resolving complaints.

iv)	Other educational services

Other educational services mainly consist of language training services, junior art education services and in- school classes. Each student enrollment is being distinct and separately identifiable from other student enrollment consider as a single performance obligation to provide training or educational services. The transaction price is based on number of lesson completion on of language training services or, junior art education services at contract inception, and is not subject to rebates or other variable consideration. Most students are required to prepay the language training or junior art education service program prior to commencement of lesson. The Group recognizes revenues from the other educational services proportionately at the point of time when services are rendered. At the end of the lesson, the Group will obtain a completion certificate signed and confirmed by the students.

As each student’s overseas study counselling services includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. The corresponding payment is applied against the student’s prepayment and transit periods typically do not exceed one year.

Revenue is presented on a gross basis, as the Company acts as the principal in the transaction. This conclusion is based on the following considerations: i) the Company manages all aspects of the language training or junior art education services; the Company controls over the language training or junior art education services; and ii) the Company establishes pricing and bears market risk. iii) The Company is primarily responsible for fulfilling the promise to provide language training or junior art education services in meeting student requirement and the primary contact for student service issues, including resolving complaints

Contract cost
(h)	Contract cost

Sales commissions to sales personnel and third-party agents, and incentives to existing students for referred customers are accounted for as incremental cost of obtaining sales contracts from customers and are initially recognized as an asset in other non-current assets. Contract cost assets are transferred into expenses on the basis consistent with the pattern of the transfer of services to which the assets relate and are included in “sales and marketing expenses” in the consolidated statements of comprehensive income (loss). The transfer to expenses of contract cost assets were RMB 22,080,933, RMB 24,297,101 and RMB 26,197,400, for the years ended December 31, 2023, 2024 and 2025, respectively. The contract cost assets were RMB25,446,969, RMB 26,768,292 and RMB 30,233,160, for the years ended December 31, 2023, 2024 and 2025.

Cost of revenues
(i)	Cost of revenues

Cost of revenues primarily consist of (1) teaching fees, payroll compensation for teaching support and administrative staff from the training centers, performance-linked bonuses paid to teachers, rental payments for training centers, as well as costs of course materials and teaching aids for portfolio training services, (2) payroll compensation, outsourcing service costs, lodging and transportation expenses, overseas expenses, and other related costs which are directly attributable to the provision of research-based learning services and overseas study counselling services, and (3) teaching fees, payroll compensation, content development costs, and other related costs, which are directly attributable to the rendering of other educational services and other services.

Research and development costs
(j)	Research and development costs

Research and development costs primarily consist of salaries and benefits for the Group’s research and development personnel, outsourcing services costs and other costs relating to the design, development, testing and enhancement of the technology systems in support for the rendering of the Group’s products and services. Research and development costs are expensed as incurred. Research and development cost incurred over software developed was primarily for internal use and treated as follows.

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

Lease
(k)	Lease

The Group is a lessee in a number of non-cancellable operating leases, primarily for training center and office spaces.

The Group accounts for leases in accordance with ASC Topic 842, Leases (see Note 9) The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.

Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.

●	ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its non-collateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.
●	Lease payments included in the measurement of the lease liability are comprised of fixed payments, including in-substance fixed payments, owed over the lease term, which includes termination.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The leases entered into within the Group do not incur initial direct costs or lease incentives. For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease cost is recognized on a straight-line basis over the lease term.

Variable lease payments associated with the Group’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expense in the Group’s consolidated statements of comprehensive income (loss) in the same line item as expense arising from fixed lease payments for operating leases.

ROU assets for operating lease are periodically reduced by impairment losses. The Group uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Group monitors for events or changes in circumstances that require reassessment of its leases. When a reassessment results in the re-measurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

Operating lease ROU assets are presented as operating lease right of use assets on the consolidated balance sheet. The current portion of operating lease liabilities is included in lease liabilities-current and the long-term portion is presented separately as lease liabilities-non-current on the consolidated balance sheets.

The Group has elected not to recognize ROU assets and lease liabilities for short-term leases of training centers and offices that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term training centers and offices leases as an expense on a straight-line basis over the lease term.

As of December 31, 2024 and 2025, the Company did not have any finance leases.

Income taxes
(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

A deferred tax liability is not recognized for the excess of the Company’s financial statement carrying amount over the tax basis of its investment in a foreign subsidiary, if there exists specific plans for reinvestment of undistributed earnings of a subsidiary which demonstrates that remittance of the earnings will be postponed indefinitely.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income (loss).

Share-based payment
(m)	Share-based payment

The Group applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718-10, share-based payment transactions with employees, such as share options and restricted shares, are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The Group measures the cost of employee share options and non-vested shares based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options and non-vested shares, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. Awards granted to employees with performance conditions are measured at fair value on the grant date and are recognized as compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. We elect to recognize the effect of forfeitures as compensation cost when they occur. To the extent the required vesting conditions are not met which leads to the forfeiture of the share-based awards, previously recognized compensation expenses relating to such awards will be reversed.

When there is a modification of the terms and conditions of an award of equity instruments, the Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. Cancellations in the vesting period are treated as an acceleration of vesting, and recognized immediately for the amount that would otherwise be recognized for services over the vesting period.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

Cash and cash equivalents
(n)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments with original maturity less than three months and readily convertible to known amount of cash.

Accounts receivable
(o)	Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Since January 1, 2024, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses charged to the allowance are classified as “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable on aging schedules. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit losses after management has determined that the likelihood of collection is not probable.

Long-term investments
(p)	Long-term investments

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as investment income (loss) in the consolidated statements of comprehensive loss.

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Other equity investments

In connection with the adoption of ASC321 Investment—Equity Securities as of January 1, 2018, the Group have elected to apply the measurement alternative to measure the equity investments that do not have readily determinable fair values at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and write down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity security without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Property and equipment, net
(q)	Property and equipment, net

Property and equipment, are stated at cost less accumulated depreciation. Depreciation expenses are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:

Categories	Estimated Useful LIfe
Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances indicate a change in estimates of useful lives. No such events were identified for the years ended December 31, 2025 and 2024.

Intangible assets
(r)	Intangible assets

Intangible asset is stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents trademark and software. The software is acquired externally tailored to the Group’s requirements and is amortized straight-line over 3 to 10 years in accordance with the way the Group estimates to generate economic benefits from such trademark and software.

The Group has no intangible assets with indefinite useful lives.

Categories	Estimated Useful LIfe
Trademark	10 years
Software	3 to 5 years

Impairment of long-lived assets, excluding goodwill

(s)	Impairment of long-lived assets, excluding goodwill

Long-lived assets, including property and equipment, intangible assets, other non-current assets subject to amortization and right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill
(t)	Goodwill

Goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash- generating units, or groups of cash-generating units, which are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units or groups of units. An impairment loss is recognized for cash-generating units if the recoverable amount of the unit is less than the carrying amount of the units. The impairment loss is allocated to reduce the carrying amount of the assets of the unit in the following order: first, to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then, to the other assets of the unit, pro rata on the basis of the carrying amount of each asset in the unit.

An entity assesses at each reporting date whether there is any indication that an impairment loss recognized in prior periods for assets other than goodwill may no longer exist or may have decreased. If any such indication exists, the recoverable amounts of those assets are estimated.

The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods.

A reversal of an impairment loss of assets carried at cost less accumulated depreciation or amortization other than goodwill is recognized immediately in consolidated statements of comprehensive loss.

Employee benefit plans
(u)	Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended December 31, 2023, 2024 and 2025 are allocated to the following expense items.

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	7,161,205	8,655,350	8,739,684
Research and development	294,859	261,176	256,475
Sales and marketing	4,033,438	5,218,767	3,824,152
General and administrative	3,405,996	3,399,854	3,150,296
Total expense due to employee benefit plans	14,895,498	17,535,147	15,970,607

Earnings (losses) per share
(v)	Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing net income (losses), considering the accretions to redemption value of the redeemable non-controlling interests, by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, any net income (losses) is allocated between common shares and other participating securities based on their participating rights in undistributed earnings (losses). Net losses are not allocated to participating securities when the participating securities does not have contractual obligation to share losses. The Company’s certain non-vested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid). The non-vested shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any net income is allocated on a pro rata basis to the common shares and the non-vested shares that were considered participating securities, whereas net loss is allocated to common shares only.

Diluted earnings (losses) per share is calculated by dividing net income (losses) adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon vesting of the non-vested shares or exercise of outstanding share options (using the treasury stock method). Common equivalent shares are not included in the denominator of the diluted earnings (losses) per share computation when inclusion of such shares would be anti-dilutive.

The Group uses net loss as the control number in determining whether the potential common shares are dilutive or anti-dilutive.

Segment reporting
(w)	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting,operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance.The Group’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group classified the operating segments for the years ended December 31, 2023, 2024 and 2025 into (i) Overseas art study services (ii) Other educational services and (iii) Other services. Substantially all of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.

Business combination
(x)	Business combination

Business combinations are recorded using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires an acquirer to determine the identifiable acquired assets, the liabilities assumed and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. The consideration transferred for an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities assumed, equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Recent accounting pronouncements
(y)	Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance the transparency and decision usefulness of income tax disclosures, including additional requirements related to the income tax rate reconciliation (disaggregation of significant reconciling items) and disaggregation of income taxes paid by jurisdiction. These enhancements enable users to better understand the Company’s exposure to changes in jurisdictional tax legislation, assess income tax information affecting cash flow forecasts and capital allocation decisions, and identify potential opportunities to improve future cash flows. The amendments are effective for public business entities for annual periods beginning after December 15, 2024, including interim periods therein. Early adoption is permitted. The Company adopted this standard in the current period, and the adoption did not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements. The amendments remove outdated references to various FASB Concepts Statements within the Accounting Standards Codification and apply to all entities within the scope of the affected guidance. The amendments are effective for public business entities for fiscal years beginning after December 15, 2024, including interim periods therein. Early adoption is permitted for any fiscal year or interim period for which financial statements have not yet been issued or made available for issuance. The Company adopted this standard in the current period, and the adoption did not have a material effect on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require public business entities to disclose, in tabular format within the notes to consolidated financial statements, disaggregated information for certain expense categories included in income from continuing operations—specifically inventory purchases, employee compensation, depreciation, amortization, and depletion—as well as qualitative descriptions of remaining expense amounts. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied prospectively to all applicable periods after the effective date or retrospectively to any or all prior periods presented. The Company is currently evaluating the timing and method of adoption, as well as the impact of adoption on its consolidated financial statements and related disclosures.

In November and December 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans; ASU 2025-09, Financial Instruments—Investments—Equity Method and Joint Ventures (Topic 323): Improvements to the Equity Method of Accounting; ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants to Business Entities; and ASU 2025-11, Interim Reporting (Topic 270): Targeted Improvements to Interim Disclosures. These updates are intended to simplify accounting guidance, improve consistency in application, and enhance the transparency of related financial statement disclosures—specifically, ASU 2025-08 eliminates the “day 1” credit loss expense for most purchased loans, ASU 2025-09 clarifies equity method accounting for basis differences and deferred taxes, ASU 2025-10 establishes a comprehensive model for government grant accounting, and ASU 2025-11 streamlines interim disclosure requirements. ASU 2025-08, 2025-09, and 2025-11 are effective for public business entities for annual periods beginning after December 15, 2026, including interim periods therein. ASU 2025-10 is effective for public business entities for annual periods beginning after December 15, 2028, including interim periods therein. Early adoption is permitted for all of the above standards. The Company is currently evaluating the impact of these standards on its consolidated financial statements and related disclosures and does not expect adoption to have a material effect on its consolidated financial position, results of operations, or cash flows.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-09, “Accounting Changes and Error Corrections (Topic 250): Disclosure Improvements.” The amendments in this Update are intended to improve the qualitative and quantitative disclosures related to voluntary changes in accounting principles and corrections of prior-period errors. For public business entities, the ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Company plans to adopt this guidance at its effective date and will provide the required disclosures upon adoption. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

Other recently issued accounting pronouncements not discussed above are not expected to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.